UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                                   811-524

The Dreyfus/Laurel Funds Trust (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	03/31/09

     The following Form N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

Dreyfus Core Value Fund Dreyfus High Yield Fund

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Core Value Fund
March 31, 2009 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)
Consumer Discretionary--8.7%
AutoZone	7,750 a	1,260,305
Best Buy	39,110	1,484,616
Carnival	125,040 b	2,700,864
Home Depot	255,680	6,023,821
Johnson Controls	48,870	586,440
Lowe's Cos.	98,930	1,805,473
News, Cl. A	430,540	2,850,175
Omnicom Group	101,840	2,383,056
Staples	79,040	1,431,414
Time Warner	133,167	2,570,117
Toll Brothers	68,450 a,b	1,243,052
		24,339,333
Consumer Staples--12.8%
Cadbury, ADR	87,548	2,652,704
Colgate-Palmolive	37,990	2,240,650
CVS Caremark	186,080	5,115,339
Kraft Foods, Cl. A	175,204	3,905,297
Lorillard	22,880	1,412,611
PepsiCo	84,860	4,368,593
Philip Morris International	156,150	5,555,817
Procter & Gamble	71,490	3,366,464
Wal-Mart Stores	103,870	5,411,627
Walgreen	66,060	1,714,918
		35,744,020
Energy--16.4%
Anadarko Petroleum	31,450	1,223,090
Chevron	199,330	13,402,949
Devon Energy	34,800	1,555,212
EOG Resources	20,950	1,147,222
Exxon Mobil	181,892	12,386,845
Hess	48,200	2,612,440
Marathon Oil	80,550	2,117,659
Occidental Petroleum	91,860	5,112,009
Schlumberger	33,240	1,350,209
XTO Energy	157,500	4,822,650
		45,730,285
Financial--21.2%

ACE	61,650	2,490,660
Aflac	68,960	1,335,066
Ameriprise Financial	68,920	1,412,171
AON	99,210	4,049,752
Bank of America	373,626	2,548,129
Capital One Financial	39,190	479,686
Chubb	79,250	3,353,860
Franklin Resources	65,380	3,522,021
Goldman Sachs Group	28,880	3,061,858
Invesco	100,070	1,386,970
JPMorgan Chase & Co.	433,220	11,514,988
Marsh & McLennan Cos.	67,610	1,369,102
MetLife	157,940	3,596,294
Moody's	78,670 b	1,803,116
Morgan Stanley	87,160	1,984,633
Northern Trust	33,100	1,980,042
PNC Financial Services Group	27,180	796,102
Prudential Financial	27,660	526,093
State Street	47,970	1,476,517
T. Rowe Price Group	49,400 b	1,425,684
Travelers Cos.	74,830	3,041,091
U.S. Bancorp	91,110	1,331,117
Wells Fargo & Co.	313,200	4,459,968
		58,944,920
Health Care--11.8%
Abbott Laboratories	60,710	2,895,867
Amgen	95,310 a	4,719,751
Boston Scientific	170,650 a	1,356,667
Covidien	62,110	2,064,536
McKesson	33,270	1,165,781
Merck & Co.	118,980	3,182,715
Pfizer	543,990	7,409,144
Schering-Plough	74,990	1,766,014
Thermo Fisher Scientific	36,430 a	1,299,458
UnitedHealth Group	59,830	1,252,242
WellPoint	33,400 a	1,268,198
Wyeth	101,340	4,361,674
		32,742,047
Index--1.0%
iShares Russell 1000 Value Index
Fund	68,250	2,781,187
Industrial--7.0%
Dover	50,870	1,341,951
Eaton	41,140	1,516,420

General Electric	525,740	5,315,231
Honeywell International	49,630	1,382,692
Lockheed Martin	20,640	1,424,779
Raytheon	46,040	1,792,798
Tyco International	62,780	1,227,977
Union Pacific	51,230	2,106,065
United Parcel Service, Cl. B	43,580	2,145,008
Waste Management	52,152 b	1,335,091
		19,588,012
Information Technology--7.4%
Cisco Systems	247,200 a	4,145,544
Hewlett-Packard	66,560	2,133,914
Intel	113,240	1,704,262
International Business Machines	15,280	1,480,479
Microsoft	242,780	4,459,869
Nokia, ADR	304,400	3,552,348
QUALCOMM	59,790	2,326,429
Time Warner Cable	33,426	828,969
		20,631,814
Materials--1.8%
Air Products & Chemicals	30,240	1,701,000
Dow Chemical	83,800	706,434
Freeport-McMoRan Copper & Gold	70,660	2,692,853
		5,100,287
Telecommunications--3.8%
AT & T	278,905	7,028,406
Verizon Communications	115,460	3,486,892
		10,515,298
Utilities--7.0%
Entergy	63,210	4,303,969
Exelon	96,175	4,365,383
FPL Group	43,500	2,206,755
NRG Energy	74,760 a,b	1,315,776
PG & E	43,990 b	1,681,298
Questar	100,510	2,958,009
Southern	88,130	2,698,541
		19,529,731
Total Common Stocks
(cost $364,289,372)		275,646,934

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund

(cost $741,000)	741,000 [c]	741,000
Investment of Cash Collateral for
Securities Loaned--3.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $9,686,791)	9,686,791 [c]	9,686,791

Total Investments (cost $374,717,163)	102.7%	286,074,725
Liabilities, Less Cash and Receivables	(2.7%)	(7,490,251)
Net Assets	100.0%	278,584,474

ADR - American Depository Receipts

a	Non-income producing security.
b	All or a portion of these securities are on loan. At March 31, 2009, the total market value of the fund's securities on loan is $9,652,185 and the total market value of the collateral held by the fund is $9,686,791.
c	Investment in affiliated money market mutual fund.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $374,717,163. Net unrealized depreciation on investments was $88,642,438 of which $9,075,849 related to appreciated investment securities and $97,718,287 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities	286,074,725		0	0 286,074,725
Other Financial Instruments+	0		0	0 0
Liabilities ($)
Other Financial Instruments+	0		0	0 0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System, for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Fund
March 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--90.0%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace--1.4%
Bombardier,
Sr. Unscd. Notes	6.30	5/1/14	1,750,000 a	1,242,500
Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	1,450,000 a	1,069,375
Esterline Technologies,
Gtd. Notes	6.63	3/1/17	1,375,000	1,237,500
L-3 Communications,
Gtd. Notes	6.13	7/15/13	475,000 b	458,375
L-3 Communications,
Gtd. Notes, Ser. B	6.38	10/15/15	2,435,000	2,307,162
L-3 Communications,
Gtd. Notes	7.63	6/15/12	1,875,000	1,886,719
MOOG,
Sr. Sub. Notes	7.25	6/15/18	1,000,000 a	927,500
				9,129,131
Automotive--3.2%
Ford Motor Co.,
Bank Loan	3.98	12/16/13	1,000,000 c	478,890
Ford Motor Credit,
Sr. Unscd. Notes	7.00	10/1/13	470,000	314,544
Ford Motor Credit,
Sr. Unscd. Notes	7.38	10/28/09	13,865,000	12,436,378
Ford Motor Credit,
Sr. Unscd. Notes	8.00	12/15/16	920,000 b	605,412
Ford Motor Credit,
Sr. Unscd. Notes	8.63	11/1/10	1,135,000	904,331
Goodyear Tire & Rubber,
Gtd. Notes	6.32	12/1/09	2,360,000 b,c	2,265,600
Goodyear Tire & Rubber,
Gtd. Notes	8.63	12/1/11	2,533,000 b	2,115,055

Goodyear Tire & Rubber,
Gtd. Notes	9.00	7/1/15	847,000 b	656,425
United Components,
Gtd. Notes	9.38	6/15/13	1,268,000	500,860
				20,277,495
Cable/Satellite Tv--12.0%
British Sky Broadcasting,
Gtd. Notes	8.20	7/15/09	506,000	512,375
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	8.00	4/15/12	9,837,000 c	9,615,668
CCH I,
Sr. Scd. Notes	11.00	10/1/15	1,960,000 b,d	220,500
CCH II,
Sr. Unscd. Notes	10.25	9/15/10	23,785,000 b,d	21,525,425
CCH II,
Gtd. Notes	10.25	10/1/13	2,055,000 b,d	1,839,225
Charter Communications,
Scd. Notes	8.38	4/30/14	3,815,000 a,b,d	3,376,275
Comcast Cable Communications,
Gtd. Notes	6.88	6/15/09	300,000	301,917
Comcast,
Gtd. Notes	1.46	7/14/09	1,000,000 c	994,823
CSC Holdings,
Sr. Unscd. Notes	7.63	7/15/18	1,080,000	977,400
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	1,630,000 a	1,613,700
CSC Holdings,
Sr. Unscd. Notes	8.63	2/15/19	1,895,000 a	1,833,412
DirecTV Holdings Financing,
Gtd. Notes	7.63	5/15/16	2,175,000	2,142,375
DirecTV Holdings/Financing,
Gtd. Notes	8.38	3/15/13	1,000,000	1,016,250
Dish DBS,
Gtd. Notes	6.38	10/1/11	742,000	717,885
Dish DBS,
Gtd. Notes	6.63	10/1/14	2,895,000	2,598,262
Dish DBS,

Gtd. Notes	7.13	2/1/16	10,217,000	9,195,300
Kabel Deutschland,
Sr. Scd. Notes	10.63	7/1/14	3,470,000	3,522,050
Mediacom Broadband,
Sr. Unscd. Notes	8.50	10/15/15	2,425,000	2,194,625
Mediacom,
Sr. Unscd. Notes	9.50	1/15/13	9,580,000	9,005,200
Videotron Ltee,
Gtd. Notes	9.13	4/15/18	2,575,000 a	2,629,719
Virgin Media Finance,
Gtd. Notes	8.75	4/15/14	1,180,000	1,121,000
				76,953,386
Capital Goods--2.3%
Belden,
Gtd. Notes	7.00	3/15/17	750,000	618,750
Case New Holland,
Gtd. Notes	7.13	3/1/14	733,000	542,420
Case,
Sr. Unscd. Notes	7.25	1/15/16	260,000 b	191,100
Chart Industries,
Sr. Sub. Notes	9.13	10/15/15	1,500,000 c	1,102,500
Columbus McKinnon,
Gtd. Notes	8.88	11/1/13	473,000	442,255
Douglas Dynamics,
Gtd. Notes	7.75	1/15/12	835,000 a	546,925
General Cable,
Gtd. Notes	7.13	4/1/17	1,455,000 b	1,200,375
Leucadia National,
Sr. Unscd. Notes	7.00	8/15/13	130,000	107,250
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	3,055,000	2,107,950
Mueller Water Products,
Gtd. Notes	7.38	6/1/17	290,000	150,800
RBS Global & Rexnord,
Gtd. Notes	9.50	8/1/14	2,670,000	2,176,050
SPX,
Sr. Unscd. Notes	7.63	12/15/14	1,000,000	965,000

Terex,
Gtd. Notes	7.38	1/15/14	5,520,000	4,802,400
				14,953,775
Chemicals--2.2%
Airgas,
Gtd. Notes	6.25	7/15/14	750,000 b	720,000
Airgas,
Gtd. Notes	7.13	10/1/18	700,000 a	673,750
Huntsman International,
Gtd. Notes	7.88	11/15/14	915,000 b	379,725
Huntsman,
Sr. Scd. Notes	11.63	10/15/10	3,730,000	3,702,025
Invista,
Sr. Unscd. Notes	9.25	5/1/12	3,710,000 a	3,339,000
Koppers,
Sr. Scd. Notes	9.88	10/15/13	320,000	294,400
Mosaic,
Sr. Unscd. Notes	7.38	12/1/14	475,000 a,c	466,029
Mosaic,
Sr. Unscd. Notes	7.63	12/1/16	150,000 a,c	147,210
Nalco,
Gtd. Notes	7.75	11/15/11	825,000	816,750
Nalco,
Gtd. Notes	8.88	11/15/13	2,603,000 b	2,511,895
Reichhold Industries,
Sr. Notes	9.00	8/15/14	825,000 a	350,625
Rockwood Specialties Group,
Gtd. Notes	7.50	11/15/14	550,000 c	467,500
				13,868,909
Commercial Mortgage Pass-Through Ctfs.--.4%
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	1,398,500 a	1,286,620
Global Signal Trust,
Ser. 2006-1, Cl. F	7.04	2/15/36	1,080,000 a	993,600
				2,280,220
Consumer Products--.4%
Chattem,

Gtd. Notes	7.00	3/1/14	826,000	788,830
Da-Lite Screen,
Sr. Notes	9.50	5/15/11	1,300,000	1,124,500
Visant Holding,
Sr. Notes	8.75	12/1/13	1,000,000	915,000
				2,828,330
Containers--2.3%
Ball,
Gtd. Notes	6.88	12/15/12	90,000	91,350
BWAY,
Gtd. Notes	10.00	10/15/10	3,270,000 c	3,319,050
Crown Americas,
Gtd. Notes	7.63	11/15/13	1,499,000	1,512,116
Crown Americas,
Gtd. Notes	7.75	11/15/15	3,835,000 b	3,873,350
Owens Brockway Glass Container,
Gtd. Notes	6.75	12/1/14	1,819,000	1,755,335
Owens Brockway Glass Container,
Gtd. Notes	8.25	5/15/13	1,565,000	1,580,650
Plastipak Holdings,
Sr. Notes	8.50	12/15/15	1,700,000 a	1,198,500
Silgan Holdings,
Sr. Sub. Notes	6.75	11/15/13	1,280,000	1,209,600
				14,539,951
Energy--9.9%
Amerigas Partners,
Sr. Unscd. Notes	7.25	5/20/15	2,700,000	2,551,500
Berry Petroleum,
Sr. Sub. Notes	8.25	11/1/16	1,050,000	582,750
Bristow Group,
Gtd. Notes	6.13	6/15/13	500,000	407,500
Bristow Group,
Gtd. Notes	7.50	9/15/17	1,000,000	755,000
Chesapeake Energy,
Gtd. Notes	7.00	8/15/14	2,315,000 b	2,048,775
Chesapeake Energy,
Gtd. Notes	7.25	12/15/18	855,000	706,444

Chesapeake Energy,
Gtd. Notes	7.50	9/15/13	4,000,000 b	3,680,000
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	1,395,000	1,265,962
Chesapeake Energy,
Gtd. Notes	9.50	2/15/15	4,680,000	4,574,700
Cie Generale de
Geophysique-Veritas, Gtd. Notes	7.50	5/15/15	1,190,000	946,050
Cie Generale de
Geophysique-Veritas, Gtd. Notes	7.75	5/15/17	250,000	192,500
Cimarex Energy,
Gtd. Notes	7.13	5/1/17	2,355,000	1,907,550
Compton Petroleum Finance,
Gtd. Notes	7.63	12/1/13	1,500,000	480,000
Denbury Resources,
Gtd. Notes	7.50	4/1/13	500,000	455,000
Denbury Resources,
Gtd. Notes	7.50	12/15/15	1,000,000	875,000
El Paso Natural Gas,
Sr. Unscd. Bonds	8.38	6/15/32	795,000 c	760,359
El Paso,
Sr. Unscd. Notes	7.00	6/15/17	2,060,000	1,764,762
El Paso,
Sr. Unscd. Notes	7.25	6/1/18	2,000,000	1,710,000
El Paso,
Sr. Unscd. Notes	8.25	2/15/16	5,517,000	5,185,980
El Paso,
Sr. Unscd. Notes	12.00	12/12/13	595,000	629,213
Encore Acquisition,
Gtd. Notes	6.00	7/15/15	750,000	555,000
Encore Acquisition,
Gtd. Notes	6.25	4/15/14	750,000	588,750
Exco Resources,
Gtd. Notes	7.25	1/15/11	500,000	390,000
Ferrellgas,
Sr. Unscd. Notes	6.75	5/1/14	1,365,000 b	1,153,425
Forest Oil,

Gtd. Notes	7.25	6/15/19	320,000 b	254,400
Forest Oil,
Sr. Notes	8.50	2/15/14	3,350,000 a	3,123,875
Inergy,
Gtd. Notes	6.88	12/15/14	1,500,000	1,395,000
Key Energy Services,
Gtd. Notes	8.38	12/1/14	1,000,000	635,000
MarkWest Energy Partners
Gtd. Notes, Ser. B	8.75	4/15/18	1,750,000	1,229,375
Newfield Exploration,
Sr. Sub. Notes	6.63	4/15/16	2,390,000	2,151,000
Newfield Exploration,
Sr. Sub. Notes	7.13	5/15/18	1,275,000	1,134,750
PetroHawk Energy,
Gtd. Notes	9.13	7/15/13	3,440,000	3,319,600
Petrohawk Energy,
Sr. Notes	10.50	8/1/14	2,180,000 a	2,180,000
QuickSilver Resources,
Gtd. Notes	8.25	8/1/15	250,000 b	162,500
Range Resources,
Gtd. Notes	7.25	5/1/18	2,530,000	2,277,000
Range Resources,
Gtd. Notes	7.50	10/1/17	955,000 b	873,825
Sabine Pass LNG,
Sr. Scd. Notes	7.25	11/30/13	530,000 b	376,300
Sabine Pass LNG,
Sr. Scd. Notes	7.50	11/30/16	1,680,000	1,134,000
SouthWestern Energy,
Sr. Notes	7.50	2/1/18	455,000 a	441,350
Tennessee Gas Pipeline,
Sr. Notes	8.00	2/1/16	530,000 a	532,650
Whiting Petroleum,
Gtd. Notes	7.25	5/1/13	2,810,000	2,219,900
Williams Cos.,
Sr. Unscd. Notes	3.44	10/1/10	2,375,000 a,c	2,224,689
Williams Cos.,
Sr. Unscd. Notes	7.13	9/1/11	860,000 b	856,167

Williams Cos.,
Sr. Unscd. Notes	7.63	7/15/19	1,500,000	1,404,922
Williams Cos.,
Sr. Unscd. Notes	7.88	9/1/21	1,170,000	1,084,314
Williams Partners,
Sr. Unscd. Notes	7.25	2/1/17	790,000	672,452
				63,849,289
Finance--.4%
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	1,820,000 a	873,600
Inmarsat Finance,
Sr. Scd. Notes	7.63	6/30/12	769,000	750,736
Ipayment,
Gtd. Notes	9.75	5/15/14	2,270,000	1,191,750
				2,816,086
Food, Beverage & Tobacco--1.4%
Constellation Brands,
Gtd. Notes	7.25	9/1/16	1,425,000	1,360,875
Constellation Brands,
Gtd. Notes	7.25	5/15/17	1,500,000	1,432,500
Dean Foods,
Gtd. Notes	7.00	6/1/16	2,809,000 b	2,682,595
Del Monte,
Gtd. Notes	8.63	12/15/12	2,636,000 c	2,662,360
Smithfield Foods,
Sr. Unscd. Notes, Ser. B	8.00	10/15/09	675,000 b	675,000
				8,813,330
Gaming--1.6%
Boyd Gaming,
Sr. Sub. Notes	7.75	12/15/12	1,235,000 b	1,000,350
Caesars Entertainment,
Gtd. Notes	7.88	3/15/10	230,000 b	93,150
Isle of Capri Casinos,
Gtd. Notes	7.00	3/1/14	1,782,000 b	1,060,290
Penn National Gaming,
Sr. Sub. Notes	6.75	3/1/15	250,000	213,750
Penn National Gaming,

Gtd. Notes	6.88	12/1/11	500,000 b	483,750
Pinnacle Entertainment,
Gtd. Notes	8.25	3/15/12	300,000 b	264,000
Pinnacle Entertainment,
Gtd. Notes	8.75	10/1/13	1,410,000 b	1,247,850
Pokagon Gaming Authority,
Sr. Notes	10.38	6/15/14	3,466,000 a	2,894,110
Scientific Games,
Gtd. Notes	6.25	12/15/12	107,000	94,160
Seneca Gaming,
Sr. Unscd. Notes, Ser. B	7.25	5/1/12	2,395,000	1,541,781
Shingle Springs Tribal Group,
Sr. Notes	9.38	6/15/15	1,220,000 a	512,400
Shuffle Master,
Sr. Unscd. Notes	1.25	4/15/24	1,000,000	903,750
Snoqualmie Entertainment
Authority, Sr. Scd. Notes	9.13	2/1/15	160,000 a	42,400
				10,351,741
Health Care--13.2%
Bausch & Lomb,
Sr. Unscd. Notes	9.88	11/1/15	12,920,000 a,b	10,303,700
Biomet
Gtd. Notes	10.00	10/15/17	1,000,000	995,000
Biomet,
Gtd. Notes	11.63	10/15/17	27,140,000	24,086,750
Community Health Systems,
Gtd. Notes	8.88	7/15/15	9,215,000	8,754,250
Davita,
Gtd. Notes	6.63	3/15/13	1,745,000	1,701,375
DaVita,
Gtd. Notes	7.25	3/15/15	2,250,000	2,174,062
FMC Finance III,
Gtd. Notes	6.88	7/15/17	810,000	795,825
Fresenius US Finance II,
Sr. Unscd. Notes	9.00	7/15/15	910,000 a	950,950
Hanger Orthopedic Group,
Gtd. Notes	10.25	6/1/14	905,000	909,525

HCA,
Sr. Unscd. Notes	6.30	10/1/12	10,370,000	8,710,800
HCA,
Sr. Unscd. Notes	6.50	2/15/16	1,450,000	957,000
HCA,
Sr. Unscd. Notes	6.75	7/15/13	500,000	376,250
HCA,
Sr. Unscd. Notes	6.95	5/1/12	899,000 b	818,090
HCA,
Sr. Unscd. Notes	7.88	2/1/11	3,050,000	2,966,125
HCA,
Sr. Unscd. Notes	8.75	9/1/10	4,265,000	4,265,000
HCA,
Sr. Scd. Notes	9.13	11/15/14	1,955,000 b	1,842,588
HCA,
Sr. Scd. Notes	9.25	11/15/16	7,485,000	6,830,062
Health Management Associates,
Sr. Unscd. Notes	6.13	4/15/16	1,075,000	884,188
Omega Healthcare Investors,
Gtd. Notes	7.00	4/1/14	710,000	656,750
Omega Healthcare Investors,
Gtd. Notes	7.00	1/15/16	765,000	688,500
Par Pharmaceutical Cos.,
Sr. Sub. Notes	2.88	9/30/10	750,000	696,562
Psychiatric Solutions,
Gtd. Notes	7.75	7/15/15	1,250,000	1,134,375
Service Corp. International,
Sr. Unscd. Notes	6.75	4/1/15	555,000	491,175
Tenet HealthCare,
Sr. Scd. Notes	9.00	5/1/15	322,000 a	312,340
Tenet HealthCare,
Sr. Scd. Notes	10.00	5/1/18	322,000 a	313,145
Universal Hospital Services,
Sr. Scd. Notes	8.50	6/1/15	835,000	747,325
Vanguard Health Holding II,
Gtd. Notes	9.00	10/1/14	1,000,000	887,500
Warner Chilcott,

Gtd. Notes	8.75	2/1/15	1,500,000 c	1,447,500
				85,696,712
Leisure--.6%
Cinemark,
Sr. Discount Notes	9.75	3/15/14	2,125,000 e	2,013,437
Host Hotels & Resorts,
Gtd. Notes, Ser. Q	6.75	6/1/16	625,000	459,375
Host Hotels & Resorts,
Gtd. Notes, Ser. M	7.00	8/15/12	1,025,000 b	871,250
Marquee Holdings,
Sr. Discount Notes	12.00	8/15/14	772,000 c	544,260
				3,888,322
Media--2.6%
Allbritton Communications,
Sr. Sub. Notes	7.75	12/15/12	1,250,000	468,750
Clear Channel Communications,
Sr. Unscd. Notes	4.25	5/15/09	2,000,000	1,790,000
ION Media Networks,
Sr. Sub. Notes	11.00	7/31/13	35,172 a	193
Lamar Media,
Gtd. Notes, Ser. C	6.63	8/15/15	500,000	362,500
Lamar Media,
Gtd. Notes, Ser. B	6.63	8/15/15	679,000	492,275
Lamar Media,
Gtd. Notes	6.63	8/15/15	5,800,000 b	4,263,000
Lamar Media,
Gtd. Notes	7.25	1/1/13	110,000 b	95,287
LBI Media,
Sr. Sub. Notes	8.50	8/1/17	2,040,000 a	561,000
LIN Television,
Gtd. Notes, Ser. B	6.50	5/15/13	325,000	170,625
Nexstar Broadcasting,
Gtd. Notes	7.00	1/15/14	101,000	44,440
Quebecor Media,
Sr. Unscd. Notes	7.75	3/15/16	7,845,000	6,001,425
Time Warner,
Gtd. Notes	1.46	11/13/09	2,100,000 c	2,061,095

VIACOM,
Sr. Unscd. Notes	1.67	6/16/09	550,000 c	546,224
				16,856,814
Metals Mining--2.5%
Arch Western Finance,
Sr. Scd. Notes	6.75	7/1/13	1,750,000 c	1,610,000
CSN Islands IX,
Gtd. Notes	10.50	1/15/15	1,500,000 a,b,c	1,665,000
Freeport-McMoRan Cooper & Gold,
Sr. Unscd. Notes	8.25	4/1/15	6,464,000	6,196,410
Freeport-McMoRan Cooper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	4,545,000	4,255,570
Peabody Energy,
Gtd. Notes, Ser. B	6.88	3/15/13	805,000 b	788,900
Steel Dynamics,
Gtd. Notes	7.38	11/1/12	690,000	541,650
Steel Dynamics,
Sr. Unscd. Notes	7.75	4/15/16	1,445,000 a	997,050
				16,054,580
Paper--1.8%
Abitibi-Consol of Canada,
Sr. Scd. Notes	13.75	4/1/11	3,000,000 a,d	2,595,000
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	2,464,000 a	2,316,160
Jefferson Smurfit,
Sr. Unscd. Notes	8.25	10/1/12	500,000 d	65,000
NewPage,
Sr. Scd. Notes	10.00	5/1/12	490,000	172,725
NewPage,
Gtd. Notes	12.00	5/1/13	3,944,000	847,960
Norampac,
Gtd. Notes	6.75	6/1/13	2,380,000 b	1,071,000
Rock-Tenn,
Sr. Scd. Notes	8.20	8/15/11	500,000	503,750
Rock-Tenn,
Gtd. Notes	9.25	3/15/16	500,000	501,250
Smurfit Kappa Funding,

Sr. Sub. Notes	7.75	4/1/15	1,626,000	963,405
Smurfit-Stone Container,
Sr. Unscd. Notes	8.00	3/15/17	3,585,000 b,d	448,125
Smurfit-Stone Container,
Sr. Unscd. Notes	8.38	7/1/12	2,305,000 d	302,531
Verso Paper Holdings,
Sr. Scd. Notes, Ser. B	4.92	8/1/14	755,000 c	222,725
Verso Paper Holdings,
Gtd. Notes, Ser. B	11.38	8/1/16	5,320,000	1,276,800
				11,286,431
Publishing/Printing--.2%
Dex Media West/Finance,
Sr. Unscd. Notes, Ser. B	8.50	8/15/10	520,000 b	262,600
Dex Media West/Finance,
Sr. Sub. Notes, Ser. B	9.88	8/15/13	3,699,000	749,048
				1,011,648
Retail--.4%
Levi Strauss & Co.,
Sr. Unscd. Notes	9.75	1/15/15	1,755,000	1,518,075
Warnaco,
Sr. Unscd. Notes	8.88	6/15/13	1,000,000	942,500
				2,460,575
Retail-Food & Drug--1.4%
Rite Aid,
Sr. Scd. Notes	10.38	7/15/16	1,145,000 b	692,725
Stater Brothers Holdings,
Gtd. Notes	7.75	4/15/15	1,255,000 b	1,211,075
Stater Brothers Holdings,
Gtd. Notes	8.13	6/15/12	3,973,000	3,933,270
SUPERVALU,
Sr. Unscd. Bonds	7.50	5/15/12	600,000	592,500
SUPERVALU,
Sr. Unscd. Bonds	7.50	11/15/14	1,200,000	1,177,500
SUPERVALU,
Sr. Unscd. Notes	7.88	8/1/09	1,350,000	1,358,437
				8,965,507
Services--5.2%

Allied Waste North America,
Sr. Unscd. Notes	6.38	4/15/11	500,000	495,232
Allied Waste North America,
Gtd. Notes	6.88	6/1/17	3,445,000	3,139,680
Allied Waste North America,
Sr. Unscd. Notes	7.88	4/15/13	500,000	497,925
Aramark,
Gtd. Notes	8.50	2/1/15	3,250,000 b	3,006,250
Carriage Services,
Gtd. Notes	7.88	1/15/15	750,000	618,750
Casella Waste Systems,
Gtd. Notes	9.75	2/1/13	2,000,000	1,700,000
Corrections Corp. of America,
Gtd. Notes	6.25	3/15/13	1,102,000	1,060,675
Corrections Corp. of America,
Gtd. Notes	7.50	5/1/11	3,515,000	3,541,362
Education Management,
Gtd. Notes	8.75	6/1/14	2,738,000	2,601,100
Education Management,
Gtd. Notes	10.25	6/1/16	10,395,000 b	9,771,300
FTI Consulting,
Gtd. Notes	7.75	10/1/16	1,250,000	1,253,125
Gulfmark Offshore,
Sr. Unscd. Notes	7.75	7/15/14	1,250,000 c	931,250
Iron Mountain,
Gtd. Notes	7.75	1/15/15	1,000,000 b	992,500
Iron Mountain,
Gtd. Notes	8.63	4/1/13	500,000	502,500
Mac-Gray,
Sr. Unscd. Notes	7.63	8/15/15	1,250,000	1,160,937
Stena,
Sr. Unscd. Notes	7.50	11/1/13	1,001,000	755,755
Waste Services,
Sr. Sub. Notes	9.50	4/15/14	1,000,000 b	757,500
WCA Waste,
Gtd. Notes	9.25	6/15/14	825,000	608,438
				33,394,279

Technology--3.0%
Amkor Technologies,
Sr. Notes	9.25	6/1/16	2,055,000	1,592,625
Ceridian,
Sr. Unscd. Notes	11.25	11/15/15	11,770,000 c	5,002,250
First Data,
Gtd. Notes	9.88	9/24/15	2,380,000 b	1,404,200
L-1 Identity Solutions I,
Sr. Unscd. Notes	3.75	5/15/27	650,000	429,000
Sungard Data Systems,
Gtd. Notes	9.13	8/15/13	1,500,000	1,312,500
Sungard Data Systems,
Gtd. Notes	10.25	8/15/15	12,145,000 b	8,562,225
Sungard Data Systems,
Sr. Unscd. Notes	10.63	5/15/15	500,000 a	440,000
Verifone Holdings,
Sr. Unscd. Notes	1.38	6/15/12	750,000 a	409,688
				19,152,488
Telecommunications--12.2%
Centennial Cellular Operating,
Gtd. Notes	10.13	6/15/13	2,525,000	2,626,000
Centennial Communications,
Sr. Notes	7.19	1/1/13	1,000,000 c	1,005,000
Centennial Communications,
Sr. Unscd. Notes	8.13	2/1/14	1,665,000 b,c	1,723,275
Centennial Communications,
Sr. Unscd. Notes	10.00	1/1/13	4,979,000 b	5,315,083
Crown Castle International,
Sr. Unscd. Notes	9.00	1/15/15	5,005,000 b	5,042,538
Digicel Group,
Sr. Unscd. Notes	8.88	1/15/15	10,805,000 a,b	7,023,250
Digicel Group,
Sr. Unscd. Notes	9.13	1/15/15	1,712,000 a	1,052,880
Frontier Communications,
Sr. Unscd. Notes	6.25	1/15/13	1,240,000	1,129,950
Frontier Communications,
Sr. Unscd. Notes	6.63	3/15/15	1,200,000	1,020,000

Frontier Communications,
Sr. Unscd. Notes		9.25	5/15/11	1,305,000	1,331,100
Hughes Network Systems,
Gtd. Notes		9.50	4/15/14	2,500,000	2,250,000
Inmarsat Finance II,
Gtd. Notes		10.38	11/15/12	3,810,000 c	3,924,300
Intelsat Jackson Holdings,
Gtd. Notes		11.25	6/15/16	12,045,000	11,743,875
Intelsat,
Sr. Unscd. Notes		6.50	11/1/13	5,135,000	3,928,275
Intelsat,
Sr. Unscd. Notes		7.63	4/15/12	9,845,000 b	8,417,475
Nordic Telephone Holdings,
Sr. Scd. Notes	EUR	8.25	5/1/16	1,175,000 a,f	1,319,137
Nordic Telephone Holdings,
Sr. Scd. Bonds		8.88	5/1/16	4,445,000 a,b	4,178,300
Qwest Capital Funding,
Gtd. Notes		7.25	2/15/11	1,050,000 b	1,008,000
Qwest Communications
International, Gtd. Notes		7.25	2/15/11	1,775,000 c	1,721,750
Qwest Communications,
Sr. Unscd. Notes		3.50	11/15/25	550,000	510,125
Qwest,
Sr. Unscd. Notes		4.57	6/15/13	625,000 c	539,063
Qwest,
Bank Note, Ser. B		6.95	6/30/10	375,000 c	370,781
Qwest,
Bank Note, Ser. B		6.95	6/30/10	477,000 c	471,634
Qwest,
Sr. Unscd. Notes		7.50	10/1/14	650,000 b	594,750
Qwest,
Sr. Unscd. Notes		7.88	9/1/11	440,000	435,600
Qwest,
Sr. Unscd. Notes		8.88	3/15/12	500,000 c	496,250
Sprint Capital,
Gtd. Notes		6.88	11/15/28	2,440,000	1,500,600
Virgin Media Finance,

Gtd. Notes	9.13	8/15/16	1,200,000	1,122,000
Wind Acquisition Finance,
Sr. Scd. Bonds	10.75	12/1/15	1,100,000 a	1,094,500
Windstream,
Gtd. Notes	7.00	3/15/19	2,000,000	1,770,000
Windstream,
Gtd. Notes	8.13	8/1/13	1,919,000	1,899,810
Windstream,
Gtd. Notes	8.63	8/1/16	1,734,000	1,712,325
				78,277,626
Utilities--9.4%
AES,
Sr. Unscd. Notes	7.75	10/15/15	3,350,000	2,939,625
AES,
Sr. Unscd. Notes	8.00	10/15/17	2,960,000 b	2,553,000
AES,
Sr. Scd. Notes	8.75	5/15/13	597,000 a	591,030
Aquila,
Sr. Unscd. Notes	7.95	2/1/11	525,000 c	515,853
Dynegy Holdings,
Sr. Unscd. Notes	6.88	4/1/11	1,000,000 b	895,000
Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	3,435,000 b	2,344,388
Dynegy Holdings,
Sr. Unscd. Notes	8.75	2/15/12	270,000	236,250
Edison Mission Energy,
Sr. Unscd. Notes	7.00	5/15/17	2,010,000 b	1,477,350
Edison Mission Energy,
Sr. Unscd. Notes	7.50	6/15/13	4,741,000	3,769,095
Energy Future Holdings,
Gtd. Notes	10.88	11/1/17	24,240,000 b	15,756,000
FPL Energy National Wind,
Sr. Scd. Bonds	6.13	3/25/19	285,836 a	252,435
Intergen,
Sr. Scd. Bonds	9.00	6/30/17	585,000 a	532,350
Ipalco Enterprises,
Sr. Scd. Notes	7.25	4/1/16	2,400,000 a	2,136,000

Midwest Generation,
Pass Thru Certificates, Cl. A	8.30	7/2/09	36,510	35,962
Midwest Generation,
Pass Thru Certificates, Cl. B	8.56	1/2/16	1,152,024	1,068,503
Mirant Americas Generation,
Sr. Unscd. Notes	8.30	5/1/11	1,625,000	1,584,375
Mirant Mid Atlantic Trust,
Pass Thru Certificates, Cl. B	9.13	6/30/17	715,622	661,951
Mirant North America,
Gtd. Notes	7.38	12/31/13	8,245,000	7,502,950
Nevada Power,
Mortgage Notes, Ser. A	8.25	6/1/11	1,321,000	1,386,153
NRG Energy,
Gtd. Notes	7.25	2/1/14	1,050,000	989,625
NRG Energy,
Gtd. Notes	7.38	2/1/16	2,500,000	2,331,250
NRG Energy,
Gtd. Notes	7.38	1/15/17	3,050,000	2,844,125
NSG Holdings,
Sr. Scd. Notes	7.75	12/15/25	1,000,000 a	795,000
NV Energy,
Sr. Unscd. Notes	8.63	3/15/14	3,200,000	3,032,013
Orion Power Holdings,
Sr. Unscd. Notes	12.00	5/1/10	861,000	892,211
Reliant Energy,
Sr. Unscd. Notes	7.63	6/15/14	3,495,000 b	2,848,425
Texas Competitive Electric
Holdings, Gtd. Notes	10.25	11/1/15	750,000 b	378,750
				60,349,669
Total Bonds and Notes
(cost $662,820,079)				578,056,294

Preferred Stocks--.0%			Shares	Value ($)
Media
Spanish Broadcasting System,
Ser. B, Cum. $107.505
(cost $1,598,518)			1,523	15,225

Other Investment--7.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $48,850,000)	48,850,000 [g]	48,850,000
Investment of Cash Collateral for
Securities Loaned--13.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $88,503,614)	88,503,614 [g]	88,503,614

Total Investments (cost $801,772,211)	111.4%	715,425,133
Liabilities, Less Cash and Receivables	(11.4%)	(73,108,357)
Net Assets	100.0%	642,316,776

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to $84,472,823 or 13.1% of net assets.
b	All or a portion of these securities are on loan. At March 31, 2009, the total market value of the fund's securities on loan is $82,358,469 and the total market value of the collateral held by the fund is $88,503,614.
c	Variable rate security--interest rate subject to periodic change.
d	Non-income producing--security in default.
e	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f	Principal amount stated in U.S. Dollars unless otherwise noted. EUR--Euro
g	Investment in affiliated money market mutual fund.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $801,772,211.

Net unrealized depreciation on investments was $86,347,078 of which $5,210,794 related to appreciated investment securities and $91,557,872 related to depreciated investment securities.

100-565-65

	Foreign			Unrealized
Forward Currency	Currency			Depreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	at 3/31/2009 ($)
Sells:
Euro,
Expiring 4/24/2009	1,320,000	1,688,029	1,753,640	(65,611)

Gross Unrealized Depreciation				(65,611)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investment in Securities	137,353,614	578,071,519	0	715,425,133
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	(65,611)	0	(65,611)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation) at period end.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.

The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open contract.

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and /or liability on the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on termination date. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. For those credit default swaps in which the fund is receiving a fixed rate, the fund is providing credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust By: /s/ J. David Officer J. David Officer President Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ J. David Officer J. David Officer President Date: May 28, 2009 By: /s/ James Windels James Windels Treasurer Date: May 28, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)